Contingent Liabilities and Commitments - Summary of Contingent Liabilities and Commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Guarantees and formal standby facilities, credit lines and other commitments	£ 31,439	£ 31,858
Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Guarantees given to third parties	452	448
Loan commitments
Disclosure of contingent liabilities [line items]
Formal standby facilities, credit lines and other commitments	£ 30,987	£ 31,410